LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
LAND USE RIGHTS [Line items]
Cost of land use rights	$ 4,442,117	$ 4,746,825
Less: Accumulated amortization	(870,934)	(835,741)
Land use rights, net	3,571,184	3,911,084
Amortization expense	89,911	98,941	$ 100,282
Land use rights [Member]
LAND USE RIGHTS [Line items]
Unrealized foreign exchange translation gain/(loss)	$ (247,088)	$ (221,323)	$ 33,781